QUARTERLY FINANCIAL DATA (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
QUARTERLY FINANCIAL DATA (Unaudited)
Revenues	$ 24,757	$ 23,245	$ 24,857	$ 21,405	$ 19,656	$ 19,790	$ 19,123	$ 18,526	$ 94,264	$ 77,095	$ 61,813
Expenses	28,455	26,610	25,849	23,187	24,622	21,596	20,838	20,320	104,101	87,376	74,030
Total revenues less total expenses	(3,698)	(3,365)	(992)	(1,782)	(4,966)	(1,806)	(1,715)	(1,794)	(9,837)	(10,281)	(12,217)
Gain on sale of real estate	11,379	10,263	24,226	609	12,228	0	2,777	0	46,477	15,005	0
Gain on sale of partnership interest	0	386	0	0					386	0	0
Loss on extinguishment of debt	(1,879)	0	(2,668)	0					(4,547)	0	0
Income (loss) from continuing operations	5,802	7,284	20,566	(1,173)	7,262	(1,806)	1,062	(1,794)	32,479	4,724	(12,217)
(Loss) income from discontinued operations	0	0	14,279	(1,600)	(1,446)	(1,702)	(1,448)	(1,733)	12,679	(6,329)	(3,949)
Net income (loss)	5,802	7,284	34,845	(2,773)	5,816	(3,508)	(386)	(3,527)	45,158	(1,605)	(16,166)
(Income) loss attributable to non-controlling interests	(2,895)	(1,804)	(9,909)	739	(2,380)	930	(362)	1,029	(13,869)	(783)	6,712
Net income (loss) attributable to common shareholders	$ 2,907	$ 5,480	$ 24,936	$ (2,034)	$ 3,436	$ (2,578)	$ (748)	$ (2,498)	$ 31,289	$ (2,388)	$ (9,454)
Basic and per share amounts attributable to common shareholders
Continuing operations (in dollars per share)	$ 0.21	$ 0.39	$ 0.70	$ (0.10)	$ 0.27	$ (0.13)	$ (0.01)	$ (0.15)	$ 1.21	$ (0.02)
Discontinued operations (in dollars per share)	0.00	0.00	1.06	(0.04)	(0.03)	(0.05)	(0.04)	(0.03)	1.02	(0.15)
Basic and diluted earnings (loss) per share (in dollars per share)	$ 0.21	$ 0.39	$ 1.76	$ (0.14)	$ 0.24	$ (0.18)	$ (0.05)	$ (0.18)	$ 2.23	$ (0.17)	$ (0.66)